Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Sep. 30, 2019
Operating expenses:
Research and development, excluding in process cost				$ 2,331
In process research and development				14,490
Research and development	$ 12,159	$ 3	$ 3		$ 28,611
General and administrative	3,708	62	72	585	7,474
Total operating expenses	15,867	65	75	17,406	36,085
Loss from operations	(15,867)	(65)	(75)	(17,406)	(36,085)
Interest income (expense)	785	(2)	(2)	72	1,485
Other income (expense), net	(5)			(14)	(1)
Net loss	$ (15,087)	$ (67)	$ (77)	$ (17,348)	$ (34,601)
Net loss per common share, basic and diluted	$ (0.84)	$ (0.14)	$ (0.26)	$ (19.29)	$ (4.47)
Weighted-average common shares outstanding, basic and diluted	17,996,065	476,905	290,570	899,331	7,745,241